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[Invesco Aim logo appears here]
--service mark--
Invesco Aim Advisors, Inc.
PO Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 100
Houston, Tx 77046-1173

713 626 1919
www.invescoaim.com

December 4, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:  AIM Counselor Series Trust
     CIK No. 0001112996

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), the undersigned certifies on behalf of AIM Counselor Series Trust (the "Fund") that the Prospectuses and the Statements of Additional Information relating to the Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, as applicable, of AIM Core Plus Bond Fund, AIM Floating Rate Fund, AIM Multi-Sector Fund, AIM Select Real Estate Income Fund, AIM Structured Core Fund, AIM Structured Growth Fund and AIM Structured Value Fund that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 38 to the Fund's Registration Statement on Form N-1A. Such Post-Effective Amendment No. 38 is the most recent Amendment to the Fund's Registration Statement which was filed electronically with the Securities and Exchange Commission on December 3, 2009.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-1968.

Sincerely,


/s/ Stephen R. Rimes

Stephen R. Rimes
Counsel